Financial Assets - Non current financial assets (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	[1]	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ¥ / shares	Dec. 31, 2024 ¥ / shares
Disclosure of transactions between related parties [line items]
Other non-current investments	€ 339	€ 422
Non-current derivatives		1
Total Non-current financial assets measured at fair value	339	423
Non-current guarantee deposits	16	9
Other non-current financial assets	24	38
Non-current loans	133	20
Total Non-current financial assets measured at amortized cost	173	67
Total non-current financial assets	512	490
Pledged deposit amounting | $					$ 10
Maximum exposure to credit risk	2,127	2,472
Other comprehensive income from financial instruments valuation	(98)	(18)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	(80)	(18)
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	€ (80)	(18)	€ 0
Grifols Egypt Plasma Derivatives S.A.E.
Disclosure of transactions between related parties [line items]
Maximum exposure to credit risk | $					$ 50
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of transactions between related parties [line items]
Percentage of interest in SRAAS remaining	6.58%				6.58%
Share price | ¥ / shares						¥ 6.34	¥ 7.22
Fair value of financial assets	€ 336	416
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	(80)	(18)
Other related parties
Disclosure of transactions between related parties [line items]
Guarantee deposits	€ 1	€ 1

[1]	(See Note 2.d)